Common and Preferred Stock, Additional Paid-In Capital and Dividends, Equity Line Purchase Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jul. 20, 2026
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Gross proceeds from issuance of common shares		$ 32,500	$ 0
Issuance costs		$ 1,916	$ 0
Common Shares [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Shares issued (in shares)		603,492
Equity Line Purchase Agreement [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Gross proceeds from issuance of common shares		$ 18,368
Issuance costs		$ 93
Equity Line Purchase Agreement [Member] | Subsequent Event [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Shares issued (in shares)	973,788
Gross proceeds from issuance of common shares	$ 4,236
Total gross proceeds from issuance of common shares				$ 27,110
Equity Line Purchase Agreement [Member] | Common Shares [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Shares issued (in shares)		95,555
Equity Line Purchase Agreement [Member] | Common Shares [Member] | Subsequent Event [Member]
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Total shares issued (in shares)				1,069,876